OPERATING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating income and operating expense [Line Items]
Debt investments, net	$ 129,017	$ 159,890	$ 163,311
Gains (losses) on financial assets at fair value through profit or loss	384,610	525,423	544,184
Total Interest on investment securities	384,610	525,423	542,946
Debt Securities [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	472,357	699,841	579,403
Derivatives [member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(22,575)	(61,667)	(4,750)
Spot transactions [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(13,734)	3,517	(22,831)
Repos [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	$ (51,438)	$ (116,268)	$ (7,638)